Commitments - Future minimum lease payments under non-cancellable operating leases (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Land and buildings
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	R 23,186	R 35,555	R 29,663
Land and buildings | Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	12,324	15,201	19,896
Land and buildings | One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	10,862	20,354	9,767
Office equipment
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	1,390	1,348	1,906
Office equipment | Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	716	853	874
Office equipment | One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	674	495	1,032
Vehicles
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	3,202	3,133	1,003
Vehicles | Not later than one year
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	1,585	1,507	836
Vehicles | One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable operating leases	R 1,617	R 1,626	R 167
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease term	5 years
Top of range | Office equipment and vehicles
Disclosure of maturity analysis of operating lease payments [line items]
Annual escalation percentage	10.00%